UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

U.S. Government Securities FundSM
Investment portfolio

November 30, 2006

unaudited

Bonds & notes — 92.76%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1] — 45.07%
Government National Mortgage Assn. 7.50% 2009	$34	$35
Government National Mortgage Assn. 7.50% 2009	19	19
Government National Mortgage Assn. 9.00% 2009	126	129
Government National Mortgage Assn. 9.50% 2009	29	30
Government National Mortgage Assn. 7.50% 2011	81	84
Government National Mortgage Assn. 7.50% 2011	10	10
Government National Mortgage Assn. 5.50% 2013	111	112
Government National Mortgage Assn. 6.00% 2013	650	664
Government National Mortgage Assn. 6.00% 2014	406	414
Government National Mortgage Assn. 6.00% 2014	252	257
Government National Mortgage Assn. 6.00% 2014	120	122
Government National Mortgage Assn. 6.50% 2014	218	224
Government National Mortgage Assn. 6.50% 2014	211	217
Government National Mortgage Assn. 6.50% 2014	163	167
Government National Mortgage Assn. 6.50% 2014	162	167
Government National Mortgage Assn. 6.50% 2014	140	144
Government National Mortgage Assn. 6.50% 2014	138	142
Government National Mortgage Assn. 6.50% 2014	131	134
Government National Mortgage Assn. 6.50% 2014	119	122
Government National Mortgage Assn. 6.50% 2014	110	113
Government National Mortgage Assn. 6.50% 2014	91	94
Government National Mortgage Assn. 6.50% 2014	15	16
Government National Mortgage Assn. 6.50% 2014	15	15
Government National Mortgage Assn. 5.50% 2016	909	916
Government National Mortgage Assn. 5.50% 2016	481	485
Government National Mortgage Assn. 5.50% 2016	480	483
Government National Mortgage Assn. 5.50% 2016	473	476
Government National Mortgage Assn. 5.50% 2016	404	407
Government National Mortgage Assn. 5.50% 2016	374	376
Government National Mortgage Assn. 5.50% 2016	364	367
Government National Mortgage Assn. 5.50% 2016	354	356
Government National Mortgage Assn. 5.50% 2016	265	266
Government National Mortgage Assn. 5.50% 2016	218	219
Government National Mortgage Assn. 5.50% 2016	200	201
Government National Mortgage Assn. 5.50% 2016	192	193
Government National Mortgage Assn. 5.50% 2016	172	173
Government National Mortgage Assn. 5.50% 2016	125	126
Government National Mortgage Assn. 5.50% 2016	83	83
Government National Mortgage Assn. 6.00% 2016	1,201	1,224
Government National Mortgage Assn. 6.50% 2016	462	473
Government National Mortgage Assn. 6.50% 2016	427	438
Government National Mortgage Assn. 9.00% 2016	71	78
Government National Mortgage Assn. 5.50% 2017	4,646	4,678
Government National Mortgage Assn. 5.50% 2017	3,681	3,707
Government National Mortgage Assn. 10.00% 2019	1,331	1,504
Government National Mortgage Assn. 8.50% 2020	11	12
Government National Mortgage Assn. 8.50% 2021	65	71
Government National Mortgage Assn. 8.50% 2021	25	28
Government National Mortgage Assn. 10.00% 2021	402	458
Government National Mortgage Assn. 8.50% 2022	23	25
Government National Mortgage Assn. 8.50% 2022	21	23
Government National Mortgage Assn. 8.50% 2022	6	7
Government National Mortgage Assn. 5.00% 2034[2]	2,866	2,868
Government National Mortgage Assn. 5.00% 2034[2]	2,127	2,128
Government National Mortgage Assn. 4.00% 2035[2]	11,271	11,137
Government National Mortgage Assn. 4.00% 2035[2]	8,688	8,545
Government National Mortgage Assn. 4.00% 2035[2]	3,923	3,859
Government National Mortgage Assn. 4.00% 2035[2]	3,668	3,617
Government National Mortgage Assn. 4.50% 2035[2]	10,973	10,913
Government National Mortgage Assn. 4.50% 2035[2]	10,614	10,544
Government National Mortgage Assn. 5.00% 2035[2]	24,856	24,880
Government National Mortgage Assn. 5.00% 2035[2]	2,300	2,302
Government National Mortgage Assn. 5.50% 2035	22,876	22,877
Government National Mortgage Assn. 5.50% 2035	8,820	8,821
Government National Mortgage Assn. 6.00% 2035	313	318
Government National Mortgage Assn. 6.00% 2035	35	35
Government National Mortgage Assn. 5.00% 2036	10,769	10,565
Government National Mortgage Assn. 5.00% 2036	8,365	8,206
Government National Mortgage Assn. 5.50% 2036	61,317	61,291
Government National Mortgage Assn. 5.50% 2036	39,850	39,833
Government National Mortgage Assn. 5.50% 2036	24,663	24,653
Government National Mortgage Assn. 5.50% 2036	11,799	11,794
Government National Mortgage Assn. 6.00% 2036	44,666	45,315
Government National Mortgage Assn. 6.00% 2036	24,954	25,317
Government National Mortgage Assn. 6.00% 2036	14,251	14,458
Government National Mortgage Assn. 6.00% 2036	8,383	8,505
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	7,619	7,418
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	13,701
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	9,743
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	9,811
Fannie Mae 8.50% 2007	4	4
Fannie Mae 8.50% 2008	2	2
Fannie Mae 7.00% 2009	34	34
Fannie Mae 7.00% 2009	28	28
Fannie Mae 9.00% 2009	16	16
Fannie Mae 7.00% 2010	298	301
Fannie Mae 8.50% 2010	21	21
Fannie Mae 7.00% 2011	24	24
Fannie Mae 9.50% 2011	20	21
Fannie Mae 8.50% 2013	7	8
Fannie Mae 8.50% 2014	7	7
Fannie Mae 7.00% 2017	219	225
Fannie Mae 10.50% 2018	1,843	2,111
Fannie Mae 12.00% 2019	662	756
Fannie Mae 6.00% 2021	672	684
Fannie Mae 6.00% 2021	496	505
Fannie Mae 6.00% 2021	467	476
Fannie Mae 9.50% 2022	57	63
Fannie Mae 11.078% 2025[2]	4,676	5,361
Fannie Mae 9.50% 2026	304	343
Fannie Mae 8.50% 2027	29	31
Fannie Mae 7.00% 2028	213	221
Fannie Mae 7.00% 2028	173	179
Fannie Mae 7.50% 2029	422	439
Fannie Mae 7.00% 2030	147	152
Fannie Mae 7.50% 2030	69	72
Fannie Mae 7.50% 2030	43	45
Fannie Mae 7.00% 2031	75	77
Fannie Mae 7.50% 2031	308	319
Fannie Mae 7.50% 2031	105	109
Fannie Mae 7.50% 2031	103	106
Fannie Mae 7.50% 2031	64	67
Fannie Mae 8.00% 2031	4,025	4,287
Fannie Mae 7.00% 2032	1,480	1,529
Fannie Mae 4.399% 2033[2]	4,331	4,308
Fannie Mae 4.476% 2035[2]	4,625	4,564
Fannie Mae 4.50% 2035	37,914	36,066
Fannie Mae 4.50% 2035[2]	2,804	2,768
Fannie Mae 4.572% 2035[2]	4,588	4,533
Fannie Mae 5.00% 2035	10,387	10,154
Fannie Mae 5.00% 2035	6,617	6,468
Fannie Mae 5.50% 2035	11,380	11,347
Fannie Mae 6.50% 2035	63,000	64,528
Fannie Mae 5.441% 2036[2]	8,098	8,139
Fannie Mae 5.50% 2036	16,559	16,498
Fannie Mae 5.50% 2036	391	389
Fannie Mae 5.59% 2036[2]	10,751	10,829
Fannie Mae 6.00% 2036	6,601	6,672
Fannie Mae 6.00% 2036	1,974	1,996
Fannie Mae 6.00% 2036	834	843
Fannie Mae 6.50% 2036	42,119	43,224
Fannie Mae, Series 1997-M5, Class C, ACES, 6.74% 2007	5,000	5,030
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	1,039	1,055
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	27,216
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	5,395	5,389
Fannie Mae, Series 2003-35, Class FY, 5.72% 2018[2]	2,174	2,189
Fannie Mae, Series 35, Class 2, 12.00% 2018	25	29
Fannie Mae, Series 90-93, Class G, 5.50% 2020	88	88
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	293	312
Fannie Mae, Series 2001-4, Class NA, 11.892% 2025[2]	4,261	4,756
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	18,810	19,121
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	965	1,006
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	3,545	3,717
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,799	1,866
Fannie Mae, Series 2001-20, Class E, 9.611% 2031[2]	132	144
Fannie Mae, Series 2001-20, Class C, 12.019% 2031[2]	606	679
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2]	11,000	10,113
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	12,532	12,225
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	18,750	18,834
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	7,802	6,037
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	5,755	4,241
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,418	1,457
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,292	1,357
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	971	1,013
Freddie Mac 8.25% 2007	3	3
Freddie Mac 7.00% 2008	20	20
Freddie Mac 8.75% 2008	10	10
Freddie Mac 8.50% 2009	24	25
Freddie Mac 8.00% 2012	22	22
Freddie Mac 6.00% 2014	255	259
Freddie Mac 4.00% 2015	2,558	2,445
Freddie Mac 6.00% 2017	836	851
Freddie Mac 8.00% 2017	280	295
Freddie Mac 8.50% 2018	7	7
Freddie Mac 8.50% 2020	219	236
Freddie Mac 8.50% 2021	68	73
Freddie Mac 10.00% 2025	1,739	1,968
Freddie Mac 6.32% 2032[2]	5,832	5,975
Freddie Mac 4.646% 2035[2]	11,817	11,662
Freddie Mac 5.00% 2035	13,368	13,069
Freddie Mac 5.00% 2035	8,371	8,186
Freddie Mac 5.00% 2035	6,813	6,661
Freddie Mac 5.50% 2035	3,299	3,288
Freddie Mac 5.50% 2035	3,278	3,268
Freddie Mac 5.50% 2036	5,992	5,972
Freddie Mac 6.00% 2036	88,115	89,086
Freddie Mac, Series 2356, Class GD, 6.00% 2016	7,422	7,590
Freddie Mac, Series 2289, Class NA, 11.948% 2020[2]	2,596	2,896
Freddie Mac, Series 178, Class Z, 9.25% 2021	82	88
Freddie Mac, Series 2289, Class NB, 11.509% 2022[2]	495	556
Freddie Mac, Series 1567, Class A, 4.567% 2023[2]	74	69
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,250	2,339
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	830	864
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,200	5,254
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	10,759	8,096
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	5,664	4,288
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	5,076	3,716
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,242	2,443
Freddie Mac, Series 3233, Class PA, 6.00% 2036	7,956	8,175
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	11,267	10,977
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043	8,000	7,926
Cendant Mortgage Capital LLC, Series 2003-4, Class II-A-1, 5.00% 2033	6,351	6,222
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	5,577	5,470
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,423
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038	5,000	4,995
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042	5,000	4,933
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,890
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,000	4,883
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,192	3,086
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	2,832	2,786
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	2,700	2,693
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,947
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	1,841	1,796
Paine Webber CMO, Series O, Class 5, 9.50% 2019[3]	255	279
		1,072,622

U.S. TREASURY BONDS & NOTES — 35.52%
U.S. Treasury 3.125% 2007	$29,475	$29,226
U.S. Treasury 3.75% 2007	44,000	43,811
U.S. Treasury 3.625% 2008[4]	1,859	1,873
U.S. Treasury 4.75% 2008	8,050	8,073
U.S. Treasury 5.625% 2008	12,000	12,157
U.S. Treasury 3.625% 2009	68,800	67,295
U.S. Treasury 0.875% 2010[4]	2,062	1,966
U.S. Treasury 4.00% 2010	70,000	69,005
U.S. Treasury 5.75% 2010	21,435	22,376
U.S. Treasury 2.375% 2011[4]	5,061	5,090
U.S. Treasury 4.50% 2011	16,150	16,180
U.S. Treasury 4.875% 2011	23,500	23,915
U.S. Treasury 4.875% 2011	15,350	15,610
U.S. Treasury 4.375% 2012[5]	21,695	21,661
U.S. Treasury 3.625% 2013[5]	39,325	37,586
U.S. Treasury 3.875% 2013[5]	49,500	48,054
U.S. Treasury 4.25% 2013[5]	90,250	89,305
U.S. Treasury 12.00% 2013	10,000	11,177
U.S. Treasury 2.00% 2014[4]	1,016	1,004
U.S. Treasury 4.00% 2014	13,935	13,552
U.S. Treasury 4.25% 2014	7,000	6,911
U.S. Treasury 11.25% 2015	2,000	2,924
U.S. Treasury 7.50% 2016[5]	22,850	28,312
U.S. Treasury 8.125% 2019	8,000	10,700
U.S. Treasury 8.875% 2019[5]	20,100	28,109
U.S. Treasury 8.50% 2020	30,000	41,442
U.S. Treasury 7.875% 2021	18,000	24,002
U.S. Treasury 8.00% 2021	7,975	10,834
U.S. Treasury 7.125% 2023	10,000	12,775
U.S. Treasury 6.50% 2026	8,950	11,067
U.S. Treasury 6.25% 2030	6,585	8,107
U.S. Treasury 5.375% 2031	14,896	16,516
U.S. Treasury 3.375% 2032[4]	2,155	2,742
U.S. Treasury 4.50% 2036	91,525	90,638
U.S. Treasury Principal Strip 0% 2019	20,000	11,408
		845,403

FEDERAL AGENCY BONDS & NOTES — 11.62%
Freddie Mac 5.75% 2009	9,000	9,191
Freddie Mac 5.25% 2011	69,875	71,432
Freddie Mac 5.50% 2011	11,000	11,372
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	13,036	13,295
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	3,093	3,149
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,562	1,607
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	5,344	5,586
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	5,953	5,914
Small Business Administration, Series 2002-20K, 5.08% 2022[1]	6,102	6,147
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	9,665	9,643
Small Business Administration, Series 2003-20J, 4.92% 2023[1]	8,101	8,106
Fannie Mae 4.75% 2007	38,200	38,072
Fannie Mae 5.25% 2007	11,250	11,259
United States Agency for International Development, Republic of Egypt 4.45% 2015	26,750	26,262
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,337
Federal Home Loan Bank 3.70% 2007	14,535	14,382
Federal Home Loan Bank 5.75% 2008	7,725	7,807
Federal Agricultural Mortgage Corp. 4.875% 2011[6]	10,750	10,796
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,550
Federal Agricultural Mortgage Corp. 5.50% 2011[6]	250	255
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[1]	6,052	5,799
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	5,001	5,109
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,501	2,507
		276,577

ASSET-BACKED OBLIGATIONS[1] — 0.55%
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[6]	10,000	10,183
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[6]	3,000	3,000
		13,183

Total bonds & notes (cost: $2,196,811,000)		2,207,785

Short-term securities — 9.85%

U.S. Treasury Bills 4.75%-5.173% due 12/7-12/28/2006	223,600	222,940
Federal Home Loan Bank 5.18% due 12/1/2006	11,500	11,498

Total short-term securities (cost: $234,407,000)		234,438

Total investment securities (cost: $2,431,218,000)		2,442,223
Other assets less liabilities		(62,045)

Net assets		$2,380,178

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Comprised of federal agency originated or guaranteed loans.
4Index-linked bond whose principal amount moves with a government retail price index.
5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
6Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
The total value of all such restricted securities was $24,234,000, which represented 1.02% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,413
Gross unrealized depreciation on investment securities	(10,491)
Net unrealized appreciation on investment securities	10,922
Cost of investment securities for federal income tax purposes	2,431,301

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-922-0107-S6872

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 26, 2007

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: January 26, 2007